DESCRIPTION OF THE COMPANY (Details Narrative)												1 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 08, 2024 USD ($) $ / shares shares	Jul. 03, 2024 shares	Jul. 03, 2024 shares	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 20, 2024 USD ($) $ / shares shares	May 01, 2024 shares	Apr. 05, 2024 shares	Jan. 09, 2024 USD ($) $ / shares shares	Nov. 21, 2023 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	Jan. 11, 2023 USD ($) $ / shares shares	Jan. 31, 2024 shares	Jan. 31, 2023 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 shares	Jul. 08, 2024 $ / shares shares	Sep. 30, 2024 USD ($) T $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 26, 2024 shares	Jan. 08, 2024 shares	Dec. 14, 2023 $ / shares	Nov. 20, 2023 shares	[1],[2]	Mar. 16, 2023 $ / shares	Jan. 13, 2023 USD ($)	Jan. 14, 2021 USD ($) $ / shares
Proceeds from public offering | $														$ 300,000,000					$ 300,000,000
Amount held in trust account | $																		$ 300,000,000	$ 300,000,000									$ 300,000,000
Ordinary shares subject to possible redemption														134,550				3,931,719	3,931,719
Accrued liabilities | $																		$ 2,961,000	$ 2,961,000
Maximum net interest to pay dissolution expenses | $														$ 100,000				$ 100,000	$ 100,000
Percentage of public shares														100.00%				100.00%	100.00%
Deposited in trust account | $														$ 150,000					$ 150,000
Promissory note related party | $														1,800,000					1,800,000
Minimum net tangible assets consummation of business combination | $														$ 5,000,001					$ 5,000,001
Aggregate shares														127,777					127,777
Shares subject to forfeiture														127,777					127,777
Condition for future business combination use of proceeds percentage.																			80.00%
Minimum net tangible assets upon consummation of business combination | $																		$ 5,000,001	$ 5,000,001
Price per share | $ / shares																		$ 10.00	$ 10.00									$ 10.00
Shares held in trust account																		30,000,000	30,000,000
Cash | $														$ 0				$ 22,000	$ 22,000
working capital deficit | $														11,389,000				$ 7,836,000	$ 7,836,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 11.50	$ 11.50
Total consideration | $														447,500,000					$ 450,000,000
Business combination agreement earnout | $														$ 50,000,000					$ 50,000,000
Amount of shareholder redemptions value | $											$ 265,050,166
Warrants outstanding														10,557,453				11,221,954	11,221,954	15,566,667
Redemption of common shares														3,797,169	26,068,281				26,068,281	26,068,281
Stardust Power Inc And Subsidiary [Member]
Ordinary shares, par value | $ / shares	$ 0.0001															$ 0.0001	$ 0.0001	$ 0.00001	$ 0.00001
Proceeds from public offering | $																	$ 6,496,114
Ordinary shares exercised																		288,333
Price per share | $ / shares																							$ 0.00001			$ 0.00001
Cash | $																	$ 1,587,086
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 11.50
Share price | $ / shares																							0.03
Common stock, shares issued																	47,872,445	9,017,300	9,017,300
Common stock, shares outstanding	47,736,650															47,736,650	47,872,445	9,017,300	9,017,300
Warrants outstanding																	10,430,800
Share price | $ / shares	$ 10.00															$ 10.00
Shares issued value | $										$ 90
Trust account proceeds, net | $	$ 1,564,086
trading days									20 days
Business acquisition consecutive trading days									30 days
Tons of lithium battery produced | T																	50,000
Ordinary shares issued									127,777
Stardust Power Inc And Subsidiary [Member] | SAFE Note [Member]
Conversion of stock, shares converted						636,916												257,216
Conevrtible notes coverted into shares									138,393
Stardust Power Inc And Subsidiary [Member] | Convertible Notes [Member]
Conevrtible notes coverted into shares									55,889
Stardust Power Inc And Subsidiary [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Ordinary shares, par value | $ / shares																		$ 0.0001	$ 0.0001
Share price | $ / shares																							$ 0.0065
Common stock, shares issued																		41,499,772	41,499,772
Common stock, shares outstanding																		41,499,772	41,499,772
P I P E Subscription Agreement [Member] | Stardust Power Inc And Subsidiary [Member]
Shares issued									1,077,541
Shares issued value | $									$ 10,075,002
Common Stock [Member] | Stardust Power Inc And Subsidiary [Member]
Ordinary shares exercised																		495,000
Shares issued										9,000,000								9,000,000
Shares issued value | $										$ 90								$ 90
Common Stock [Member] | Stardust Power Inc And Subsidiary [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share price | $ / shares									$ 12.00
P I P E Investors [Member]
Shares issued					1,077,541
Share price | $ / shares					$ 9.35
Shares issued value | $	10,075,000				$ 10,075,000
IPO [Member]
Proceeds from public offering | $																			$ 300,000,000
Private Placement [Member]
Proceeds from issuance of private placement | $																			$ 8,350,000
Aggregate shares																			5,566,667
Warrants outstanding														5,566,667				5,566,667	5,566,667	5,566,667
Private Placement [Member] | Stardust Power Inc And Subsidiary [Member]
Warrants outstanding																	5,566,667
Sponsor [Member]
Aggregate amount | $																											$ 3,000,000
Common Class A [Member]
Conversion of stock, shares converted							7,400,000
Common stock, shares issued							9,194,585
Common stock, shares outstanding							9,194,585
Common Class B [Member]
Common stock, shares issued							100,000
Common stock, shares outstanding							100,000
Series of Individually Immaterial Business Acquisitions [Member]
Ordinary shares, par value | $ / shares																		$ 0.00001	$ 0.00001
Maximum net interest to pay dissolution expenses | $																		$ 100,000	$ 100,000
Share price | $ / shares														$ 10				$ 10	$ 10
Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares														0.0001
Global Partner Acquisition Corp II [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 11.50
Global Partner Acquisition Corp II [Member] | Common Stock [Member] | P I P E Subscription Agreements [Member]
Shares issued														1,077,541
Global Partner Acquisition Corp II [Member] | Sponser [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited														3,500,000
Global Partner Acquisition Corp II [Member] | P I P E Subscription Agreements [Member]
Shares issued value | $					3,000,000
Global Partner Sponsor I I L L C [Member]
Conversion of sponsor loan | $					2,564,355
Enterprise value | $					447,500,000
Reduction value | $					$ 2,500,000
Global Partner Sponsor I I L L C [Member] | Private Placement [Member]
Warrants outstanding					1,709,570
GPAC II [Member]
Trust account proceeds, net | $	$ 1,481,835
GPAC II [Member] | Stardust Power Inc And Subsidiary [Member]
Share price | $ / shares									$ 12.00
Common stock, shares issued	47,736,650															47,736,650
Common stock, shares outstanding	47,736,650															47,736,650								42,393,905
Shares issued as additional consideration									5,000,000							41,499,772
Newco [Member] | Common Stock [Member] | Stardust Power Inc And Subsidiary [Member]
Shares issued as additional consideration									5,000,000
Common Class A [Member]
Shares redemption percentage													87.00%
Ordinary shares, par value | $ / shares														$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Aggregate redemption amount | $				$ 1,531,342														$ 265,050,000	$ 265,050,000
Ordinary shares subject to possible redemption														134,550				3,931,719	3,931,719	30,000,000	134,550
Share price | $ / shares														$ 12.00				$ 12.00	$ 12.00
Amount of shareholder redemptions value | $				18,893,209				$ 23,615,000
Non-redemption agreements, shares								1,503,254
Shares issued of conversion								7,400,000											1,503,254
Common stock, shares issued														7,400,000				0	0	0
Common stock, shares outstanding														7,400,000				0	0	0
Redemption of common shares													26,068,281						2,137,134
Temporary Equity, Redemption Price Per Share | $ / shares														$ 11.38				$ 11.12	$ 11.12	$ 10.16
Temporary Equity, Accretion to Redemption Value | $				$ 18,893,209
Common Class A [Member] | Stardust Power Inc And Subsidiary [Member]
Shares issued												127,777
Common stock, shares outstanding	9,017,300															9,017,300
Common Class A [Member] | Subsequent Event [Member]
Redemption of common shares		2,877	137,427
Temporary Equity, Redemption Price Per Share | $ / shares								$ 11.05
Common Class A [Member] | Common Stock [Member]
Ordinary shares subject to possible redemption								2,137,134				2,137,134		1,660,035
Common Class A [Member] | 2023 Extension Amendment Proposal [Member]
Ordinary shares exercised											26,068,281								26,068,281
Redemption price | $ / shares																			$ 10.167
Ordinary shares subject to possible redemption				134,550				1,794,585			3,931,719			134,550				3,931,719	3,931,719	30,000,000	1,794,585	3,931,719
Amount of shareholder redemptions value | $								$ 23,615,000
Redemption of common shares				1,660,035				2,137,134			26,068,281								26,068,281
Temporary Equity, Redemption Price Per Share | $ / shares				$ 11.38				$ 11.05			$ 10.167							$ 10.167	$ 10.167
Temporary Equity, Accretion to Redemption Value | $				$ 18,893,209							$ 265,050,000								$ 265,050,000
Common Class A [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 11.50				11.50	$ 11.50
Redemption of common shares				1,660,035				2,137,134
Temporary Equity, Redemption Price Per Share | $ / shares											$ 10.16
Common Class A [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Ordinary shares, par value | $ / shares													$ 0.0001
Common Class A [Member] | Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares														$ 0.0001
Shares issued														127,777
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares																		0.0001	$ 0.0001
Aggregate shares														1,503,254					1,503,254
Temporary Equity, Redemption Price Per Share | $ / shares											$ 10.16
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares																		0.0001	$ 0.0001
Common Class B [Member]
Ordinary shares, par value | $ / shares								$ 0.0001						$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Non-redemption agreements, shares								127,777
Shares issued of conversion																			127,777
Common stock, shares issued														100,000				7,500,000	7,500,000	7,500,000
Common stock, shares outstanding														100,000				7,500,000	7,500,000	7,500,000
Common Class B [Member] | Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares														$ 0.0001

[1]	Includes (i) 894,132 shares of Combined Company Common Stock issued in exchange for shares of Legacy Stardust Power Common Stock with the conversion of the SAFE notes and convertible equity agreements and (ii) 41,499,772 shares of Combined Company Common Stock issued in accordance with the Business Combination Agreement underlying the Exchanged Company Restricted Common Stock.
[2]	Includes eight shareholders, whose shares are not subject to lock-up or transfer restrictions.